Geographical Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 2,460.0	$ 2,740.0
Revenue	$ 3,320.5	$ 2,858.7